Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	$ 2,935,364	$ 2,151,970	$ 1,311,345
Directors’ emoluments [Member]
Schedule of Employee Benefits Expenses [Line Items]
Directors’ emoluments	761,244	553,793	260,115
Short term employment benefits [Member]
Schedule of Employee Benefits Expenses [Line Items]
Short term employment benefits	1,898,561	1,395,550	895,300
Defined contribution plan [Member]
Schedule of Employee Benefits Expenses [Line Items]
Defined contribution plan	226,257	195,860	141,193
Other employee benefits [Member]
Schedule of Employee Benefits Expenses [Line Items]
Other employee benefits	$ 49,302	$ 6,767	$ 14,737